Post-employment benefits for employees	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Post-employment benefits for employees
25. Post-employment benefits for employees
Defined benefit plans
In addition to the legally required social security schemes, the Group has numerous independent pension and other post-employment benefit plans. In most cases, these plans are externally funded in entities that are legally separate from the Group. For certain Group companies, however, no independent plan assets exist for the pension and other post-employment benefit obligations of employees. In these cases, the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries. Plan assets are recognized at fair value. The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 95% of the Group’s total DBO for pension plans. Details of the plans in the two most significant countries, Switzerland and the United States, which represent 83% of the Group’s total DBO for post-employment benefit plans, are provided below.
Swiss-based pension plans represent the most significant portion of the Group’s total DBO and plan assets. For the active insured members the benefits are linked to contributions paid into the plan, interest credits granted and conversion rates applied.
All benefits granted under Swiss-based pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an employee’s pay to an external pension fund. Additional employer contributions may be required whenever the plan’s statutory funding ratio falls below a certain level. The employee also contributes to the plan. The pension plans are run by separate legal entities, each governed by a board of trustees that – for the principal plans – consists of representatives nominated by Novartis and the active insured employees. The boards of trustees are responsible for the plan design and asset investment strategy.
In December 2020, the Board of Trustees of the Novartis Swiss Pension Fund agreed to adjust the annuity conversion rate at retirement with effect from January 1, 2022. This amendment did not affect existing pensioners, and its impact on existing plan participants will be mitigated by way of defined compensatory measures. This amendment resulted in a net pre-tax curtailment gain of USD 101 million (CHF 90 million) recognized in 2020.
The United States pension plans represent the second-largest component of the Group’s total DBO and plan assets. The principal plans (Qualified Plans) are funded, whereas plans providing additional benefits for executives (Restoration Plans) are unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level.
Furthermore, in certain countries, employees are covered under other post-employment benefit plans and post-retirement medical plans.
In the US, other post-employment benefit plans consist primarily of post-employment healthcare benefits, which have been closed to new members since 2015. Part of the costs of these plans is reimbursable under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003. There is no statutory funding requirement for these plans. The Group is funding these plans to the extent that it is tax efficient.
The following tables are a summary of the funded and unfunded defined benefit obligation for pension and other post-employment benefit plans of employees at December 31, 2022 and 2021:
	Pension plans		Other post-employment benefit plans

(USD millions)	2022	2021	2022	2021

Benefit obligation at January 1	23 583	25 602	560	632

Current service cost	348	415	12	11

Interest cost	249	151	17	16

Past service costs and settlements	-40	63	1	-3

Administrative expenses	23	24

Remeasurement gains arising from changes in financial assumptions [1]	-5 046	-713	-94	-20

Remeasurement (gains)/losses arising from changes in demographic assumptions	-53	-377		4

Experience-related remeasurement losses/(gains)	199	531	-28	-47

Currency translation effects	-650	-865	-2	-1

Benefit payments	-1 253	-1 450	-44	-32

Contributions of employees	174	179

Effect of acquisitions, divestments or transfers	-1	23

Benefit obligation at December 31	17 533	23 583	422	560

Fair value of plan assets at January 1	22 420	22 317	73	89

Interest income	220	105	2	2

Return on plan assets excluding interest income	-2 500	1 512	-12	7

Currency translation effects	-539	-726

Novartis Group contributions	424	490	41	7

Contributions of employees	174	179

Settlements	-1	-7

Benefit payments	-1 253	-1 450	-44	-32

Effect of acquisitions, divestments or transfers

Fair value of plan assets at December 31	18 945	22 420	60	73

Funded status	1 412	-1 163	-362	-487

Limitation on recognition of fund surplus at January 1	-62	-51

Change in limitation on recognition of fund surplus	-2 504	-16

Currency translation effects	-76	6

Interest income on limitation of fund surplus	-2	-1

Limitation on recognition of fund surplus at December 31 [2]	-2 644	-62

Net liability in the balance sheet at December 31	-1 232	-1 225	-362	-487

[1] The remeasurement gains arising from changes in financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[2] As of December 31, 2022, the most significant pension plans where the asset ceiling was required to be applied were in Switzerland and amounted to USD 2 587 million.
The reconciliation of the net liability from January 1 to December 31 is as follows:
	Pension plans		Other post-employment benefit plans

(USD millions)	2022	2021	2022	2021

Net liability at January 1	-1 225	-3 336	-487	-543

Current service cost	-348	-415	-12	-11

Net interest expense	-31	-47	-15	-14

Administrative expenses	-23	-24

Past service costs and settlements	39	-70	-1	3

Remeasurements	2 400	2 071	110	70

Currency translation effects	35	145	2	1

Novartis Group contributions	424	490	41	7

Effect of acquisitions, divestments or transfers	1	-23

Change in limitation on recognition of fund surplus	-2 504	-16

Net liability at December 31	-1 232	-1 225	-362	-487

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	491	1 415

Accrued benefit liability	-1 723	-2 640	-362	-487

The following table shows a breakdown of the DBO for pension plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2022				2021

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	11 824	2 746	2 963	17 533	15 268	3 645	4 670	23 583

Thereof unfunded		556	363	919		688	439	1 127

By type of member

Active	4 799	431	931	6 161	6 478	620	1 412	8 510

Deferred pensioners		830	861	1 691		1 208	1 730	2 938

Pensioners	7 025	1 485	1 171	9 681	8 790	1 817	1 528	12 135

Fair value of plan assets at December 31	14 701	1 978	2 266	18 945	16 436	2 551	3 433	22 420

Funded status	2 877	-768	-697	1 412	1 168	-1 094	-1 237	-1 163

The following table shows a breakdown of the DBO for other post-employment benefit plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2022			2021

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	346	76	422	473	87	560

Thereof unfunded	286	76	362	400	87	487

By type of member

Active	30	18	48	60	23	83

Deferred pensioners	8	0	8	13	0	13

Pensioners	308	58	366	400	64	464

Fair value of plan assets at December 31	60	0	60	73	0	73

Funded status	-286	-76	-362	-400	-87	-487

The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of employees:
	Pension plans			Other post-employment benefit plans

	2022	2021	2020	2022	2021	2020

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	3.0%	0.9%	0.6%	6.3%	3.3%	2.9%

Expected rate of pension increase	0.4%	0.5%	0.3%

Expected rate of salary increase	2.9%	2.7%	2.7%

Interest on savings account	2.2%	0.5%	0.1%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in significant volatility in the accounting for the Group’s pension plans in the consolidated financial statements. This can result in substantial changes in the Group’s other comprehensive income, long-term liabilities and prepaid pension assets.
The DBO is significantly impacted by assumptions regarding the rate that is used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
In Switzerland, an increase in the DBO due to lower discount rates is slightly offset by lower future benefits expected to be paid on the employee’s savings account where the assumption on interest accrued often changes broadly in line with the discount rate.
The impact of decreasing interest rates on a plan’s assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices usually tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising defined benefit obligation on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. The Group’s actuaries use mortality tables which take into account historic patterns and expected changes, such as further increases in longevity.
In 2022 the mortality assumptions used for the pension plans in Switzerland were based on BVG 2020 tables with future improvements based on the BVG generational model. In US for the Pension and Postretirement Medical Benefit Plans, the Society of Actuaries Pri-2012 mortality tables with generational improvements based on Scale MP-2021 are used.
The following table shows the sensitivity of the defined benefit pension obligation to the principal actuarial assumptions for the major plans in Switzerland, the United States, the United Kingdom, Germany and Japan on an aggregated basis:
(USD millions)	Change in 2022 year-end defined benefit pension obligation	Change in 2021 year-end defined benefit pension obligation

25 basis point increase in discount rate	-466	-790

25 basis point decrease in discount rate	491	839

One-year increase in life expectancy	535	869

25 basis point increase in rate of pension increase	316	512

25 basis point decrease in rate of pension increase	-63	-136

25 basis point increase of interest on savings account	38	58

25 basis point decrease of interest on savings account	-37	-58

25 basis point increase in rate of salary increase	37	54

25 basis point decrease in rate of salary increase	-37	-54

The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:
	2022	2021	2020

Healthcare cost trend rate assumed for next year	6.5%	6.0%	6.3%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2031	2028	2028

The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2022 and 2021:
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2022	2021

Equity securities	15	40	24	27

Debt securities	20	60	31	33

Real estate	5	30	21	19

Alternative investments	0	20	18	15

Cash and other investments	0	15	6	6

Total			100	100

Cash and most of the equity and debt securities have a quoted market price in an active market. Real estate and alternative investments, which include hedge fund, private equity, infrastructure and commodity investments, usually have a quoted market price or a regularly updated net asset value.
The strategic allocation of assets of the different pension plans is determined with the objective of achieving an investment return that, together with the contributions paid by the Group and its employees, is sufficient to maintain reasonable control over the various funding risks of the plans. Based upon the market and economic environments, actual asset allocations may temporarily be permitted to deviate from policy targets. The asset allocation currently includes investments in shares of Novartis AG as per the below table:
	December 31, 2022	December 31, 2021

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The weighted average duration of the defined benefit pension obligation is 11.8 years (2021: 14.9 years).
The Group’s ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever this is required by statute or law (i.e., usually when statutory funding levels fall below predetermined thresholds). The only significant plans that require additional funding are those in the United Kingdom and Germany.
The expected future cash flows in respect of pension and other post-employment benefit plans at December 31, 2022, were as follows:
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2023 (estimated)	397	38

Expected future benefit payments

2023	1 268	38

2024	1 441	38

2025	1 128	38

2026	1 114	38

2027	1 099	38

2028–2032	5 310	171

Defined contribution plans
In many subsidiaries, employees are covered by defined contribution plans. Contributions charged to the consolidated income statement for the defined contribution plans were:
(USD millions)	2022	2021	2020

Contributions for defined contribution plans	520	523	501

The Group’s total personnel costs amounted to USD 14.9 billion in 2022.